DISPOSAL OF SUBSIDIARIES (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
OOOK Holding Co., Ltd
Disposal of subsidiaries
Percentage of Interest Sold	70.00%
Consolidated
Disposal of subsidiaries
Loss from disposal of subsidiaries	¥ (1,124)
CP&CE Programs
Disposal of subsidiaries
Loss from disposal of subsidiaries	¥ (1,124)	¥ 0